OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER BORROWINGS [Abstract]
Other Borrowings	A summary of other borrowings at December 31 follows:
	2020	2019
	(In thousands)
Advances from the FHLB	$30,000	$63,640
Federal funds purchased	-	25,000
Other	12	6
Total	$30,012	$88,646

FHLB Advances
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2020		2019
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2020			$28,645	2.19%
2022	$-	-%	4,995	1.69
2026 and thereafter	30,000	0.74	30,000	0.74
Total advances	$30,000	0.74%	$63,640	1.47%